Restructuring Costs - Schedule of Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	$ 0	$ 799
Total operating expenses	0	799
Total other (loss) income, net	0	0
Net loss	0	799
Warehouse Clean Up [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	0	21
Total operating expenses	0	21
Total other (loss) income, net	0	0
Net loss	0	21
Impairment of Assets Held for Use and ROU Assets [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	0	0
Total operating expenses	0	0
Total other (loss) income, net	0	1,128
Net loss	0	1,128
Impairment of Assets Held for Sale, net of Recoveries [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	0	0
Total operating expenses	0	0
Total other (loss) income, net	191	794
Net loss	191	794
Impairment of Investment in Lynx [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	0	0
Total operating expenses	0
Total other (loss) income, net	975	975
Net loss	975	975
Loss on Sale of Held for Sale Assets [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	0	0
Total operating expenses	0	0
Total other (loss) income, net	531	531
Net loss	531	531
Loss on Equipment Lease Cancelation [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	0	0
Total operating expenses	0	0
Total other (loss) income, net	266	266
Net loss	266	266
Total [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	0	820
Total operating expenses	0	820
Total other (loss) income, net	1,963	3,694
Net loss	$ 1,963	$ 4,514